STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Consulting Awards, Fair Value Assumptions - Consulting Awards [Member]	9 Months Ended
Sep. 30, 2016 $ / shares
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Consulting Awards, Fair Value Assumptions [Line Items]
Stock price on valuation date (in Dollars per share)	$ 1.91
Minimum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Consulting Awards, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)	$ 0.60
Volatility	146.00%
Risk-free interest rate	0.77%
Expected life (years)	2 years 73 days
Maximum [Member]
STOCKHOLDERS' EQUITY (Details) - Share-based compensation costs, Consulting Awards, Fair Value Assumptions [Line Items]
Exercise price (in Dollars per share)	$ 1.20
Volatility	150.00%
Risk-free interest rate	1.14%
Expected life (years)	4 years 292 days